Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Accounts Receivable for Services

Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2014	December 31, 2013
Accounts receivable for Centuri services	$9,169	$10,787

Schedule of Revenues and Long-Lived Assets by Geographic Area

The following table presents the amount of revenues and long-lived assets by geographic area (thousands of dollars):

	December 31, 2014	December 31, 2013
Revenues (a)
United States	$2,069,513	$1,950,782
Canada	52,194	—

Total	$2,121,707	$1,950,782

Long-lived assets
United States	$6,021,476	5,674,449
Canada	14,475	—

Total	$6,035,951	$5,674,449

(a)	Revenues are attributed to countries based on the location of customers.

Schedule of Segment Reporting Information

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2014 is as follows (thousands of dollars):

2014	Gas Operations	Construction Services	Adjustments (a)	Total
Revenues from unaffiliated customers	$1,382,087	$647,432		$2,029,519
Intersegment sales	—	92,188		92,188

Total	$1,382,087	$739,620		$2,121,707

Interest revenue	$2,596	$6		$2,602

Interest expense	$68,299	$3,770		$72,069

Depreciation and amortization	$204,144	$48,883		$253,027

Income tax expense	$63,597	$14,776		$78,373

Segment net income	$116,872	$24,254		$141,126

Segment assets	$4,657,709	$567,405	$(10,599)	$5,214,515

Capital expenditures	$350,025	$46,873		$396,898

2013	Gas Operations	Construction Services	Adjustments (b)	Total
Revenues from unaffiliated customers	$1,300,154	$562,475		$1,862,629
Intersegment sales	—	88,153		88,153

Total	$1,300,154	$650,628		$1,950,782

Interest revenue	$456	$5		$461

Interest expense	$62,555	$1,145		$63,700

Depreciation and amortization	$193,848	$42,969		$236,817

Income tax expense	$65,377	$12,565		$77,942

Segment net income	$124,169	$21,151		$145,320

Segment assets	$4,272,029	$293,811	$(666)	$4,565,174

Capital expenditures	$314,578	$49,698		$364,276

2012	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,321,728	$522,676		$1,844,404
Intersegment sales	—	83,374		83,374

Total	$1,321,728	$606,050		$1,927,778

Interest revenue	$915	$9		$924

Interest expense	$66,957	$1,063		$68,020

Depreciation and amortization	$186,035	$37,387		$223,422

Income tax expense	$64,973	$10,303		$75,276

Segment net income	$116,619	$16,712		$133,331

Segment assets	$4,204,948	$283,109		$4,488,057

Capital expenditures	$308,951	$86,761		$395,712

(a)

Construction services segment assets include two liabilities that were netted against gas operations segment assets during consolidation in 2014. They are: Income taxes payable of $3.3 million, netted against income taxes receivable, net and deferred income taxes of $1.4 million, netted against deferred income taxes, net. Construction services segment assets exclude a long-term deferred tax benefit of $1.4 million, which was netted against gas operations segment deferred income taxes and investment tax credits, net during consolidation. Gas operations segment assets include a deferred income tax liability of $4.5 million, which was netted against a construction services segment asset for deferred income taxes, net during consolidation.

(b)	Construction services segment assets include income taxes payable of $666,000 in 2013, which was netted against gas operations segment income taxes receivable, net during consolidation.